Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Palmetto HASI Holdings LLC (the “Company”)

BofA Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sabal Issuer 2025-1 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “abs_data_tape_20250228 (send) v3.xlsx” provided by the Company on March 3, 2025, containing information on 14,970 solar assets (the “Solar Assets”) as of February 18, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sabal Issuer 2025-1 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): power purchase agreement, solar lease agreement, and/or site map & vicinity map thereto. The Solar Asset Contracts were represented by the Company to be electronic copies of the original Solar Asset Contracts, and/or electronic records contained within the Company’s asset system of record. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•

The term “Sample Selection File” means an electronic data file entitled “abs_data_tape_20250220 (Raw).xlsx” provided by the Structuring Agent on February 21, 2025, on behalf of the Company, containing information on 14,970 Solar Assets as of February 18, 2025 (the “Cutoff Date”).

•

The term “Company’s Asset System File” means an electronic data file entitled “abs_datatape_kpmg_ sample_vF.csv” provided by the Company on March 4, 2025, containing information on billing type, utility company, panel manufacturer, invertor manufacturer, battery manufacturer, PPA type and credit report scores for the Selected Assets from the Company’s asset system of record.

•

The term “PeGu Support File” means electronic mail correspondence provided by the Company on March 9, 2025, containing information related to performance guarantee percentage and performance guarantee frequency for each Selected Asset.

•

The term “First Bill Due Date File” means an electronic data file entitled “data_tape_inc_first_charge.xlsx” provided by the Company on March 12, 2025, containing information on the first bill due date for each Selected Asset.

•

The term “Additional Billing Type Support File” means electronic mail correspondence provided by the Company on March 12, 2025, containing billing type information associated with Selected Assets #174, #275, and #277.

•

The term “Source Documents” means the Solar Asset Contracts, PTO Notification, Sample Selection File, Company’s Asset System File, PeGu Support File, First Bill Due Date File and Additional Billing Type Support File.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Sample Selection File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Sample Selection File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information

CONTRACT_ID	Solar Asset Contracts

STATE	Solar Asset Contracts

SYSTEM_SIZE_KW	Solar Asset Contracts, Instructions

SYSTEM_FIRST_YEAR_PRODUCTION_KWH	Solar Asset Contracts, Instructions

2

Attribute	Provided Information

CUSTOMER_AGREEMENT_TERM_YEARS	Solar Asset Contracts

PRODUCT_TYPE	Solar Asset Contracts

BILLING_TYPE	Company’s Asset System File, Additional Billing Type Support File

PANEL_MANUFACTURER	Company’s Asset System File

UTILITY_COMPANY	Solar Asset Contracts, Company’s Asset System File

TOTAL_MONTHLY_PAYMENT	Solar Asset Contracts

IMPLIED_KWH_RATE_YEAR_1	Instructions

ANNUAL_ESCALATOR_PERCENT	Solar Asset Contracts

Pegu Freq	Solar Asset Contracts, PeGu Support File

Performance Guarantee %	Solar Asset Contracts, PeGu Support File

INVERTER_MANUFACTURER	Company’s Asset System File

BATTERY_MANUFACTURER	Company’s Asset System File

PPA_TYPE	Company’s Asset System File

FICO_AT_CREDIT_CHECK	Company’s Asset System File

ACTUAL_OR_ESTIMATED_PTO_DATE	PTO Confirmation, Instructions

REMAINING_CONTRACT_TERM_MONTHS	First Bill Due Date File, Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

April 4, 2025

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	SYSTEM_SIZE_KW	Consider the attribute to be in agreement if SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value or SYSTEM_FIRST_YEAR_PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value.

2.	SYSTEM_FIRST_YEAR _PRODUCTION_KWH	Consider the attribute to be in agreement if SYSTEM_FIRST_YEAR_ PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value or SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value.

3.	IMPLIED_KWH_RATE_ YEAR_1	Recompute as TOTAL_MONTHLY_PAYMENT times 12 divided by SYSTEM_FIRST_YEAR _PRODUCTION_KWH.

4.	ACTUAL_OR_ESTIMAT ED_PTO_DATE	Consider the attribute to be in agreement if it is within 31 days of the Data File value.

5.	REMAINING_CONTRA CT_TERM_MONTHS

If the First Bill Due Date in the First Bill Due Date File occurs on or after the Cutoff Date, consider the attribute to be in agreement if Data File value is equal to CUSTOMER_AGREEMENT_TERM_YEARS (in months), else recompute as the difference (in months) between CUSTOMER_ AGREEMENT_TERM_YEARS and Seasoning. Recompute Seasoning (in months) as the difference between the First Bill Due Date in the First Bill Due Date File and the Cutoff Date.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-1

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	66b2d5****	41	66466d****	81	66ca50****
2	662705****	42	659ae0****	82	66997a****
3	66185a****	43	65f4aa****	83	66316f****
4	65bc31****	44	663967****	84	65b9a0****
5	64de4d****	45	668984****	85	667784****
6	662590****	46	65bbd5****	86	66a301****
7	65580b****	47	6648f3****	87	664270****
8	65f342****	48	65d250****	88	660090****
9	65ca6a****	49	661721****	89	654d7c****
10	65c2a5****	50	663564****	90	655682****
11	6657ac****	51	6696bb****	91	65ac68****
12	65b825****	52	65de4b****	92	65ff5d****
13	660d53****	53	65c45c****	93	65e9ce****
14	65cea2****	54	651343****	94	65f37e****
15	650a36****	55	658241****	95	6616dd****
16	663959****	56	65b94b****	96	6557c6****
17	65dceb****	57	65e34a****	97	662ffc****
18	6660e3****	58	664e7a****	98	66735d****
19	662839****	59	65d3ad****	99	6619ae****
20	660c73****	60	650b79****	100	661dec****
21	6647e1****	61	666dfa****	101	65dfb8****
22	661180****	62	65f351****	102	666e31****
23	660d78****	63	66428b****	103	65f842****
24	66159a****	64	6573ad****	104	66c604****
25	66636f****	65	6632c5****	105	6621ba****
26	650ba2****	66	66a2be****	106	66aaa7****
27	65ce37****	67	661993****	107	652610****
28	6517b6****	68	6553dd****	108	65fa1e****
29	6609e1****	69	65f390****	109	664122****
30	65fb7f****	70	65c29c****	110	65f4c9****
31	66549b****	71	66102e****	111	662da5****
32	669085****	72	661732****	112	6675e9****
33	6647d0****	73	667349****	113	6664cd****
34	65c262****	74	6674ba****	114	65a82c****
35	669027****	75	652d75****	115	66ac0c****
36	65caa3****	76	64c15a****	116	655687****
37	66b3d5****	77	652701****	117	6660b4****
38	65cbf4****	78	6514aa****	118	661b32****
39	6644d3****	79	66aaab****	119	659876****
40	668489****	80	664282****	120	66b2c9****

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	66bbde****	161	65de28****	201	655bd1****
122	663ae6****	162	6615c5****	202	66088d****
123	663aa0****	163	666de5****	203	664fec****
124	66d909****	164	65dd2c****	204	66199e****
125	65a841****	165	656664****	205	65835e****
126	660362****	166	65f32b****	206	65b43e****
127	65d935****	167	6671fd****	207	65f4b4****
128	66353d****	168	6672d2****	208	654bdb****
129	65441a****	169	6584db****	209	653aec****
130	65cfc6****	170	65b3cb****	210	656b71****
131	661f06****	171	668e9e****	211	651302****
132	64fd04****	172	654bd6****	212	65b1b4****
133	65b93d****	173	6695cc****	213	66ad11****
134	664bd9****	174	66a672****	214	65d0d2****
135	665a3c****	175	66523e****	215	6661d7****
136	661eea****	176	65c2f4****	216	6676cc****
137	66d9d1****	177	66994c****	217	6581b4****
138	66e9f2****	178	66b3f5****	218	66899e****
139	662d09****	179	660ae6****	219	6682d4****
140	660eed****	180	65d8ed****	220	65468d****
141	6668cb****	181	6542e2****	221	65b31f****
142	6650b3****	182	657df8****	222	662805****
143	65cff9****	183	6658f7****	223	654964****
144	656a35****	184	64af60****	224	65f37a****
145	6542b5****	185	65f497****	225	65dd10****
146	656796****	186	66c25d****	226	666a14****
147	670c2b****	187	654d3e****	227	6515f8****
148	66b54d****	188	65ca7c****	228	660dee****
149	66ad22****	189	66c562****	229	66980a****
150	65eb6f****	190	65591d****	230	6675b5****
151	65d388****	191	66d4a3****	231	65e7e3****
152	659f18****	192	65987b****	232	669956****
153	65cd1a****	193	662a82****	233	664282****
154	65f4c7****	194	661d96****	234	66b398****
155	66d0e4****	195	6557ff****	235	6643e1****
156	65395a****	196	65319f****	236	65f8ef****
157	650b80****	197	6646a1****	237	661754****
158	661c72****	198	66324c****	238	66b25f****
159	664919****	199	654d08****	239	65907e****
160	653c4e****	200	667324****	240	65fdb9****

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	657a08****	271	660886****
242	66aaf9****	272	661477****
243	65945e****	273	66b256****
244	66e35e****	274	661094****
245	660dab****	275	664e37****
246	65b50e****	276	6505f2****
247	66045d****	277	66af94****
248	66283a****	278	6570cb****
249	66452a****	279	668328****
250	664ced****	280	661718****
251	6626b0****	281	669d64****
252	6650c9****	282	66b1a2****
253	66b539****	283	65da47****
254	65da5f****	284	65da00****
255	65b81c****	285	669fdc****
256	661f1d****	286	66512d****
257	66915f****	287	663ec6****
258	662a5d****	288	66bd30****
259	66d259****	289	662b26****
260	6664c6****	290	66b645****
261	66a991****	291	66590a****
262	66633e****	292	66187d****
263	660cb1****	293	664d48****
264	65d394****	294	655e50****
265	652722****	295	666384****
266	663fbf****	296	6601f5****
267	6670a1****	297	65c192****
268	659f67****	298	6697fe****
269	65de68****	299	666c8e****
270	66368e****	300	663bf0****

Exhibit C

Exception

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Provided Information
89	654d7c****	ACTUAL_OR_ESTIMATED_PTO_DATE	2/28/2025	9/16/2024
201	655bd1****	ACTUAL_OR_ESTIMATED_PTO_DATE	4/16/2024	1/22/2024

C-1